Financial Information for Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Comprehensive Income Disclosures) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	$ 113	$ 78	$ 299	$ 342	$ (539)	$ 16	$ 521
Less: Comprehensive income attributable to noncontrolling interests	(2)	(1)	(5)	(9)	(13)	(15)	(13)
Comprehensive income attributable to Willis Group Holdings	111	77	294	333	(552)	1	508
Willis Group Holdings
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	111	77	294	333	(552)	1	508
Less: Comprehensive income attributable to noncontrolling interests	0	0	0	0	0	0	0
Comprehensive income attributable to Willis Group Holdings	111	77	294	333	(552)	1	508
The Other Guarantors
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	118	94	318	354	(486)	(24)	501
Less: Comprehensive income attributable to noncontrolling interests	0	0	0	0	0	0	0
Comprehensive income attributable to Willis Group Holdings	118	94	318	354	(486)	(24)	501
The Issuer
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	16	12	54	39	(263)	(117)	18
Less: Comprehensive income attributable to noncontrolling interests	0	0	0	0	0	0	0
Comprehensive income attributable to Willis Group Holdings	16	12	54	39	(263)	(117)	18
Other
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	80	79	143	430	(213)	(50)	1,375
Less: Comprehensive income attributable to noncontrolling interests	(2)	(1)	(5)	(9)	(13)	(15)	(13)
Comprehensive income attributable to Willis Group Holdings	78	78	138	421	(226)	(65)	1,362
Consolidating adjustments
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	(212)	(184)	(510)	(814)	975	206	(1,881)
Less: Comprehensive income attributable to noncontrolling interests	0	0	0	0	0	0	0
Comprehensive income attributable to Willis Group Holdings	$ (212)	$ (184)	$ (510)	$ (814)	$ 975	$ 206	$ (1,881)